Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of the Financial Statements to the Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

December 31,	2025	2024
Net assets available for benefits per the financial statements	$867,180,483	$775,585,972
Deemed distributions of participant loans *	(34,838)	(34,836)
Net assets available for benefits per the Form 5500	$867,145,645	$775,551,136
*Includes defaulted loans considered to be deemed distributions.
The following is a reconciliation of the changes in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2025:

Net increase in net assets available for benefits per the financial statements	$91,594,511
Change in deemed distributions of participant loans including defaulted loans	(2)
Total net gain per the Form 5500	$91,594,509